PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of March 31, 2018 (unaudited)

Equities	Shares	Market Value ($)

Banks (2.9%)
Signature Bank θ	210,000	29,809,500

Chemicals (9.1%)
Axalta Coating Systems Ltd. θ	673,680	20,338,399
Nutrien Ltd.	500,000	23,630,000
PPG Industries Inc.	209,000	23,324,400
Praxair Inc.	175,000	25,252,500
		92,545,299

Consulting Services (3.1%)
Cognizant Technology Solutions Corp.	400,000	32,200,000

Equipment Leasing (1.8%)
Air Lease Corp.	440,000	18,752,800

Financial Services (5.4%)
Charles Schwab Corp.	500,000	26,110,000
First Horizon National Corp.	1,600,000	30,128,000
		56,238,000

Food Products (3.5%)
Mondelez International Inc., Class A	870,500	36,325,965

Health Care Products (2.2%)
Dentsply Sirona Inc.	455,000	22,891,050

Health Care Services (2.7%)
Hologic Inc. θ Ω	746,734	27,897,982

Industrial Manufacturing (3.1%)
Pentair plc	460,000	31,339,800

Insurance (5.0%)
Progressive Corp.	850,000	51,790,500

Internet (5.0%)
Alphabet Inc., Class A θ	30,000	31,114,200
eBay Inc. θ	505,000	20,321,200
		51,435,400

Lodging (1.1%)
Belmond Ltd. θ	1,000,000	11,150,000

Medical Equipment (1.9%)
Patterson Companies Inc.	856,000	19,028,880

Pharmaceuticals (9.5%)
Allergan plc	139,775	23,522,735
Gilead Sciences Inc.	646,000	48,701,940
Novartis AG (ADR)	321,301	25,977,186
		98,201,861

Professional Services (3.4%)
Nielsen Holdings plc	1,109,500	35,271,005

Real Estate Investment Trusts (5.3%)
Hannon Armstrong Sustainable Infrastructure Capital Inc. λ	455,000	8,872,500
Public Storage	140,000	28,054,600
Redwood Trust Inc.	1,100,000	17,017,000
		53,944,100

Retail (2.1%)
CVS Health Corp.	346,000	21,524,660

Semiconductors (5.9%)
Intel Corp.	745,000	38,799,600
KLA-Tencor Corp.	195,920	21,357,239
		60,156,839

Services (9.0%)
Alliance Data Systems Corp.	245,000	52,150,700
Thomson Reuters Corp.	1,040,000	40,196,000
		92,346,700

Snack & Juice Bars (2.0%)
Starbucks Corp.	347,000	20,087,830

Telecommunications Equipment (5.1%)
Motorola Solutions Inc.	500,000	52,650,000

Toy & Games (2.9%)
Mattel Inc. θ λ Ω	2,300,000	30,245,000

Transportation (6.5%)
C.H. Robinson Worldwide Inc.	280,000	26,238,800
Expeditors International of Washington Inc. θ	300,000	18,990,000
FedEx Corp.	85,000	20,409,350
		65,638,150

Total investment in equities (98.5%)
(cost $910,095,046)		1,011,471,321

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Albina Community Bank	0.20%	01/15/2019	250,000	242,027

Certificates of Deposit Account Registry Service (0.1%) α
CDARS agreement with Beneficial State Bank, dated 03/15/2018 Participating depository institutions: Amarillo National Bank, par 241,000; Bank of America, N.A., par 241,000; Peoples Bank, par 18,000; (cost $480,767)	1.15%	03/14/2019	500,000	480,767

Community Development Loans (0.1%) α
Boston Community Loan Fund	1.00%	04/15/2018	100,000	99,738
Boston Community Loan Fund	1.00%	04/15/2018	100,000	99,738
MicroVest Plus, LP Note	2.25%	10/15/2018	1,000,000	967,123
Root Capital Loan Fund	1.25%	02/01/2019	100,000	94,937
TMC Development Loan	1.00%	05/25/2018	100,000	99,080
Vermont Community Loan Fund	0.85%	10/15/2018	100,000	96,729
				1,457,345
Time Deposits (1.5%)
BBH Cash Management Service
Sumitomo, Tokyo	1.05%	04/02/2018	15,762,571	15,762,571

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (2.4%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	1.41%			25,617,842

Total short-term securities (4.1%)
(cost $43,560,552)				43,560,552

Total securities (102.6%)
(cost $953,655,598)				1,055,031,873

Payable upon return of securities loaned (-2.4%)				(25,617,842)

Other assets and liabilities (-0.2%)				(2,104,219)

Total net assets (100.0%)				1,027,309,812

θ	This security is non-income producing.

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

λ	This security, or partial position of this security, was on loan at March 31, 2018. The total value of the securities on loan at March 31, 2018 was $25,107,332.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

ADR American Depository Receipt

The portfolio of investments as of March 31, 2018 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2018, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$912,590,740
Unrealized appreciation	$153,612,301
Unrealized depreciation	(52,236,026)

Net unrealized appreciation	$101,376,275

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2018, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$61,482,830	$-	$-	$61,482,830
Consumer Staples	57,850,625	-	-	57,850,625
Financials	203,923,500	-	-	203,923,500
Health Care	168,019,773	-	-	168,019,773
Industrials	151,001,755	-	-	151,001,755
Information Technology	248,592,939	-	-	248,592,939
Materials	92,545,299	-	-	92,545,299
Real Estate	28,054,600	-	-	28,054,600
Short-Term Investments	41,380,413	-	2,180,139	43,560,552
Total	$1,052,851,734	$-	$2,180,139	$1,055,031,873

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of March 31, 2018:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2017	$2,435,636
Discounts/premiums amortization	(5,497)
Purchases	850,000
Sales	(1,100,000)
Balance as of March 31, 2018	$2,180,139

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2018	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$722,794	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$1,457,345	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Funds' Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID CAP FUND

Portfolio of Investments as of March 31, 2018 (unaudited)

Equities	Shares	Market Value ($)

Apparel (5.8%)
Hanesbrands Inc.	3,600,000	66,312,000
VF Corp.	1,209,803	89,670,598
		155,982,598

Banks (2.5%)
First Republic Bank	731,622	67,755,513

Chemicals (5.6%)
Axalta Coating Systems Ltd. θ	1,975,820	59,650,006
Praxair Inc.	640,000	92,352,000
		152,002,006

Data Processing (4.5%)
Fiserv Inc. θ	1,700,310	121,249,106

Financial Services (7.2%)
First American Financial Corp.	470,000	27,579,600
First Horizon National Corp.	4,618,997	86,975,714
SEI Investments Co.	1,097,545	82,217,096
		196,772,410

Food Products (6.3%)
McCormick & Co.	713,620	75,922,032
Sysco Corp.	1,596,411	95,720,804
		171,642,836

Health Care Products (2.9%)
Dentsply Sirona Inc.	1,545,174	77,737,704

Health Care Services (3.2%)
Hologic Inc. θ	2,331,917	87,120,419

Home Products (3.2%)
The Clorox Company	647,571	86,198,176

Industrial Manufacturing (9.3%)
Fortive Corp.	952,090	73,806,016
Pentair plc	1,081,980	73,715,297
Xylem Inc.	1,324,880	101,909,770
		249,431,083

Insurance (3.8%)
Verisk Analytics Inc. θ	987,403	102,689,912

Internet (2.9%)
eBay Inc. θ	1,912,776	76,970,106

Medical Equipment (4.6%)
Patterson Companies Inc.	1,572,224	34,950,540
Teleflex Inc.	346,473	88,343,686
		123,294,226

Natural Gas (4.5%)
MDU Resources Group Inc.	3,500,000	98,560,000
Northwest Natural Gas Co.	397,500	22,915,875
		121,475,875

Oil & Gas (2.7%)
National Oilwell Varco Inc.	2,030,662	74,748,668

Real Estate Investment Trusts (5.6%)
Iron Mountain Inc.	2,820,145	92,669,965
Public Storage	288,369	57,786,264
		150,456,229

Semiconductors (1.9%)
KLA-Tencor Corp.	472,835	51,543,743

Services (3.6%)
Ecolab Inc.	410,000	56,198,700
Thomson Reuters Corp.	1,065,039	41,163,757
		97,362,457

Telecommunications Equipment (4.4%)
Motorola Solutions Inc.	1,141,379	120,187,209

Telecommunications Provider (3.2%)
Shaw Communications Inc., Class B	4,528,796	87,224,611

Transportation (2.2%)
Expeditors International of Washington Inc. θ	952,590	60,298,947

Utilities & Power Distibution (2.9%)
Sempra Energy	700,000	77,854,000

Waste Management (1.0%)
Waste Management Inc.	321,500	27,044,580

Total investment in equities (93.8%)
(cost $2,238,941,621)		2,537,042,414

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Albina Community Bank	0.45%	04/25/2018	250,000	249,288

Time Deposits (7.1%)
BBH Cash Management Service
BNP Paribas, Paris	1.05%	04/02/2018	62,915,068	62,915,068
JPMorgan Chase, New York	1.05%	04/02/2018	98,811,926	98,811,926
				161,726,994

Total short-term securities (6.0%)
(cost $161,976,282)				161,976,282

Total securities (99.8%)
(cost $2,400,917,903)				2,699,018,696

Other assets and liabilities (0.2%)				5,328,289

Total net assets (100.0%)				2,704,346,985

θ	This security is non-income producing.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

The portfolio of investments as of March 31, 2018 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2018, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid Cap Fund

Cost of long-term investments	$2,241,852,571
Unrealized appreciation	$376,764,742
Unrealized depreciation	(78,663,949)

Net unrealized appreciation	$298,100,793

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2018, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$243,207,209	$-	$-	$243,207,209
Consumer Staples	257,841,011	-	-	257,841,011
Energy	74,748,668	-	-	74,748,668
Financials	305,691,680	-	-	305,691,680
Health Care	288,152,348	-	-	288,152,348
Industrials	439,464,524	-	-	439,464,524
Information Technology	369,950,164	-	-	369,950,164
Materials	208,200,706	-	-	208,200,706
Real Estate	150,456,229	-	-	150,456,229
Utilities	199,329,875	-	-	199,329,875
Short-Term Investments	161,726,994	-	249,288	161,976,282
Total	$2,698,769,408	$-	$249,288	$2,699,018,696

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of March 31, 2018:

Certificates of Deposit
Balance as of December 31, 2017	$990,193
Discounts/premiums amortization	9,095
Purchases	250,000
Sales	(1,000,000)
Balance as of March 31, 2018	$249,288

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2018	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$249,288	Liquidity Discount	Discount for Lack of Marketability	4%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Funds' Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of March 31, 2018 (unaudited)

Equities	Shares	Market Value ($)

Apparel (7.1%)
Hanesbrands Inc.	11,000,000	202,620,000
VF Corp.	2,300,000	170,476,000
		373,096,000

Banks (3.8%)
Signature Bank θ	1,400,000	198,730,000

Communication Equipment (10.4%)
QUALCOMM Inc.	9,800,000	543,018,000

Computers (3.0%)
Apple Inc.	25,000	4,194,500
International Business Machines Corp.	1,000,000	153,430,000
		157,624,500

Financial Services (8.3%)
American Express Co.	2,150,000	200,552,000
Capital One Financial Corp.	700,000	67,074,000
Charles Schwab Corp.	3,200,000	167,104,000
		434,730,000

Health Care Products (3.5%)
Perrigo Co. plc	2,200,000	183,348,000

Health Care Services (1.9%)
Hologic Inc. θ	2,600,000	97,136,000

Internet (2.7%)
Alphabet Inc., Class A θ	135,000	140,013,900

Machinery (0.8%)
Cummins Inc.	100,000	16,209,000
Deere & Co.	150,000	23,298,000
		39,507,000

Pharmaceuticals (23.6%)
Allergan plc	1,650,000	277,678,500
Bristol-Myers Squibb Co.	3,500,000	221,375,000
Gilead Sciences Inc.	7,500,000	565,425,000
Novartis AG (ADR) θ	2,125,000	171,806,250
		1,236,284,750

Professional Services (3.5%)
Nielsen Holdings plc	5,700,000	181,203,000

Retail (5.8%)
Costco Wholesale Corp.	350,000	65,950,500
CVS Health Corp.	3,800,000	236,398,000
		302,348,500

Semiconductor Capital Equipment (0.2%)
Applied Materials Inc.	100,000	5,561,000
Lam Research Corp.	25,000	5,079,000
		10,640,000

Semiconductors (6.3%)
Intel Corp.	2,800,000	145,824,000
Micron Technology Inc. θ	3,500,000	182,490,000
		328,314,000

Service (2.6%)
Alliance Data Systems Corp.	630,000	134,101,800

Software (4.1%)
Autodesk Inc. θ	1,700,000	213,486,000

Toys & Games (4.9)
Mattel Inc. λ	19,500,000	256,425,000

Transportation (4.3%)
C.H. Robinson Worldwide Inc.	150,000	14,056,500
United Parcel Service Inc., Class B	2,000,000	209,320,000
		223,376,500

Total investment in equities (96.7%)
(cost $4,679,303,890)		5,053,382,950

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Urban Partnership Bank	0.30%	02/03/2019	250,000	241,507

Certificates of Deposit Account Registry Service(0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/15/2018 Participating depository institutions: Amarillo National Bank, par 241,000; Bank of America, N.A., par 241,000; Peoples Bank, par 18,000; (cost $480,767)	0.95%	03/14/2019	500,000	480,767

Community Development Loans (0.0%) α
Root Capital Loan Fund	1.25%	02/01/2019	100,000	94,937
TMC Development Loan	1.00%	05/25/2018	100,000	99,080
				194,017

Time Deposits (3.2%)
BBH Cash Management Service
BNP Paribas, Paris	1.05%	04/02/2018	33,653,121	33,653,121
Citibank, New York	1.05%	04/02/2018	131,200,293	131,200,293
JPMorgan Chase, New York	1.05%	04/02/2018	3,564,305	3,564,305
				168,417,718

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (2.9%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	1.41%			151,424,025

Total short-term securities (6.1%)
(cost $320,758,034)				320,758,034

Total securities (102.8%)
(cost $5,000,061,924)				5,374,140,984

Payable upon return of securities loaned (-2.9%)				(151,424,025)

Other assets and liabilities (0.1%)				2,647,087

Total net assets (100.0%)				5,225,364,046

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at March 31, 2018. The total value of the securities on loan at March 31, 2018 was $154,891,197.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

ADR American Depository Receipt

The portfolio of investments as of March 31, 2018 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2018, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Endeavor Fund

Cost of long-term investments	$4,690,013,133
Unrealized appreciation	$600,226,665
Unrealized depreciation	(226,147,605)

Net unrealized appreciation	$374,079,060

The Parnassus Endeavor Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2018, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$629,521,000	$-	$-	$629,521,000
Consumer Staples	302,348,500	-	-	302,348,500
Financials	633,460,000	-	-	633,460,000
Health Care	1,516,768,750	-	-	1,516,768,750
Industrials	444,086,500	-	-	444,086,500
Information Technology	1,527,198,200	-	-	1,527,198,200
Short-Term Investments	319,841,743	-	916,291	320,758,034
Total	$5,373,224,693	$-	$916,291	$5,374,140,984

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of March 31, 2018:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2017	$942,210
Discounts/premiums amortization	(25,919)
Purchases	850,000
Sales	(850,000)
Balance as of March 31, 2018	$916,291

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2018	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$722,274	Liquidity Discount	Discount for Lack Discount for Lack of Marketability	4%
Community Development Loans	$194,017	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Funds' Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Benjamin E. Allen
Benjamin E. Allen Principal Executive Officer

Date:	May 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Benjamin E. Allen
Benjamin E. Allen Principal Executive Officer

Date:	May 11, 2018

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 11, 2018